Shareholder Report	6 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GoodHaven Funds Trust
Entity Central Index Key	0001661813
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
GoodHaven Fund
Shareholder Report [Line Items]
Fund Name	GoodHaven Fund
Class Name	GoodHaven Fund
Trading Symbol	GOODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GoodHaven Fund for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the most recent Shareholder letter, at https://www.goodhavenfunds.com/communications/. You can also request this information by contacting us at 1-855-654-6639.
Additional Information Phone Number	1-855-654-6639
Additional Information Website	https://www.goodhavenfunds.com/communications/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GoodHaven Fund	$55	1.10%
[1]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 255,726,480
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$255,726,480
Number of Holdings	24
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)

Top 10 Issuers	(%)
Berkshire Hathaway, Inc. - Class B	15.9%
Alphabet, Inc. - Class C	12.4%
TerraVest Industries, Inc.	6.9%
Bank of America Corp.	6.4%
Devon Energy Corp.	5.7%
United States Treasury Bills	5.4%
Chubb Ltd.	5.4%
Jefferies Financial Group, Inc.	5.0%
EXOR NV	4.8%
Builders FirstSource, Inc.	4.4%

Top Industries	(%)
Diversified Holding Companies	15.9%
Interactive Media & Services	12.4%
Property/Casualty Insurance	8.3%
Oil & Gas Exploration & Production	7.6%
Investment Management	7.5%
Banks-Diversified	7.4%
Oil & Gas Equipment & Services	6.9%
Capital Markets	5.0%
Industrial Conglomerate	4.8%
Cash & Other	24.2%

Updated Prospectus Web Address	https://www.goodhavenfunds.com/

[1]
*	Annualized